Schedule II — Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule II — Condensed Financial Information of Registrant

	December 31,
	2023	2022
	($ in thousands, except share data)
Assets
Investments
Investment in subsidiaries	$192,075	$83,373
Total investments	192,075	83,373

Cash and cash equivalents	1	1
Total assets	$192,076	$83,374

Commitments and contingencies (Note 12)
Stockholders' equity
Common stock	$240	$240
($0.01 par value; 24,000,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)
Additional paid-in capital	178,542	100,204
Accumulated other comprehensive loss	(11,372)	(16,689)
Retained earnings	24,666	(381)
Total stockholders' equity	192,076	83,374

Total liabilities and stockholders' equity	$192,076	$83,374

Years Ended December 31,
	2023	2022
($ in thousands, except share and per share data)
Revenues
Gross written premiums	—	—
Ceded written premiums	—	—
Net written premiums	—	—
Change in net unearned premiums	—	—
Net earned premiums	—	—

Net investment income	—	—
Net realized investment gains	—	—
Other insurance-related income	—	—
Total revenues	—	—

Expenses
Net losses and loss adjustment expenses	—	—
Net acquisition costs	—	—
Operating expenses	—	—
Total expenses	—	—

Income before income taxes	—	—

Income tax expense	—	—

Income before net income of subsidiaries	—	—

Net income of subsidiaries	25,047	11,256

Net income	$25,047	$11,256

Other comprehensive income (loss)
Change in unrealized gain (loss) on investments	—	—
Other comprehensive income (loss) before other comprehensive loss of subsidiaries	—	—
Other comprehensive income (loss) of subsidiaries	5,317	(15,975)
Total comprehensive income (loss)	$30,364	$(4,719)

	December 31,
	2023	2022
	($ in thousands)
Cash flows from operating activities:
Net income	$25,047	$11,256
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(25,047)	(11,256)
Net cash provided by operating activities	—	—

Cash flows from investing activities:
Contribution to investment in subsidiary	$(77,655)	$(24,000)
Distribution from investment in subsidiary	—	25,000
Net cash used in (provided by) investing activities	(77,655)	1,000

Cash flows from financing activities:
Contribution from parent	77,655	24,000
Distribution to parent	—	(25,000)
Net cash provided by (used in) financing activities	77,655	(1,000)

Net change in cash, cash equivalents and restricted cash	$—	$—
Cash, cash equivalents and restricted cash, beginning of period	1	1
Cash, cash equivalents and restricted cash, end of period	$1	$1

Supplemental disclosures of cash flow information:
Cash paid for income taxes	$—	$—

Non-cash investing and financing activities:
Deemed contribution related to share-based compensation to investment in subsidiary	(682)	(368)
Deemed contribution to related to share-based compensation from parent	682	368